Lease Right-of-Use Assets - Summary of Reconciliation of Lease Right of Use Assets (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	$ 54,184	$ 60,288
Additions	9,721	8,065
Ending Balance	49,887	54,184	$ 60,288
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	75,602	72,567	31,985
Additions	10,875	8,312	41,475
Disposal	(3,227)	(4,890)	(226)
Currency translation effects	(511)	(387)	(667)
Ending Balance	82,739	75,602	72,567
Accumulated depreciation, amortisation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	(21,418)	(12,279)
Depreciation charge	(13,842)	(13,707)	(12,655)
Disposal	2,249	4,292	226
Currency translation effects	159	276	150
Ending Balance	(32,852)	(21,418)	(12,279)
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	42,715	47,435
Ending Balance	38,182	42,715	47,435
Land and buildings [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	56,242	55,463	23,017
Additions	4,097	3,923	32,896
Disposal	(1,644)	(3,069)	(74)
Currency translation effects	(315)	(75)	(376)
Ending Balance	58,380	56,242	55,463
Land and buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	(13,527)	(8,028)
Depreciation charge	(8,350)	(8,106)	(8,198)
Disposal	1,535	2,513	74
Currency translation effects	144	94	96
Ending Balance	(20,198)	(13,527)	(8,028)
Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	11,469	12,853
Ending Balance	11,705	11,469	12,853
Equipment [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	19,360	17,104	8,968
Additions	6,778	4,389	8,579
Disposal	(1,583)	(1,821)	(152)
Currency translation effects	(196)	(312)	(291)
Ending Balance	24,359	19,360	17,104
Equipment [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	(7,891)	(4,251)
Depreciation charge	(5,492)	(5,601)	(4,457)
Disposal	714	1,779	152
Currency translation effects	15	182	54
Ending Balance	$ (12,654)	$ (7,891)	$ (4,251)